Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Schedule of Other Income

Other income consists of the followings:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Agency income	2,662,034	1,170,664	1,475,466	189,568
Others	326	134,230	42,447	5,454
Total	2,662,360	1,304,894	1,517,913	195,022